SHARE CAPITAL - General (Details)	12 Months Ended
	Dec. 31, 2021 Vote shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Common shares
SHARE CAPITAL
Voting rights for each share | Vote	1
Shares issued	67,654,729	28,928,916	8,706,779	2,801,720
Preferred shares
SHARE CAPITAL
Voting rights for each share | Vote	0
Shares issued	0
Shares outstanding	0